Dec. 31, 2023
T. Rowe Price Blue Chip Growth ETF
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its assets in the common stocks of large- and mid-cap blue chip growth companies that are listed in the United States (or futures that have similar economic characteristics).

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics.